Leases (Tables)	12 Months Ended
Mar. 31, 2022
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Disclosure of Quantitative Information about Right-of-Use Assets
The carrying amount of right of use assets at March 31, 2022 and 2021 consisted of the following:

	Net carrying amount		Depreciation
	At March 31,		For the fiscal year ended March 31,
	2022	2021	2022	2021

	(In millions)
Land and buildings	¥348,331	¥341,256	¥81,692	¥81,930
Other tangible assets (1)	27,104	31,746	12,042	11,863
Intangible assets (2)	6,605	6,949	4,587	3,239

Total	¥382,040	¥379,951	¥98,321	¥97,032

(1)	Other tangible assets include mainly office equipment, machinery and vehicles.
(2)	Intangible assets include mainly software.

Maturity Analysis of Lease Liability
The maturity analysis of lease liabilities at March 31, 2022 and 2021 were as follows:

	At March 31, 2022	At March 31, 2021

	(In millions)
Not later than one year	¥76,068	¥82,237
Later than one year and not later than five years	181,334	178,977
Later than five years	143,672	134,738

Total	401,074	395,952
Less: Future interest charges	(17,367)	(15,311)

Lease liabilities (1)	¥383,707	¥380,641

(1)	Lease liabilities is included in “Borrowings” in the consolidated statements of financial position. See Note 19 “Borrowings.”

Gross Investment in Lease, Unearned Finance Income, Present Value of Minimum Lease Payments Receivable and Unguaranteed Residual Values Under Finance Leases
The maturity analysis of the lease payments receivable, showing the undiscounted lease payments to be received at March 31, 2022 and 2021 were as follows:

	At March 31, 2022
	Undiscounted lease payments	Unearned finance income	Discounted lease payments (1)	Unguaranteed residual values (1)

	(In millions)
Not later than one year	¥48,883	¥9,787	¥39,096	¥1,205
Later than one year and not later than two years	34,612	8,865	25,747	903
Later than two years and not later than three years	24,634	7,833	16,801	14,695
Later than three years and not later than four years	51,422	7,361	44,061	1,186
Later than four years and not later than five years	17,818	7,991	9,827	12,634
Later than five years	200,728	69,418	131,310	11,108

Total	¥378,097	¥111,255	¥266,842	¥41,731

	At March 31, 2021
	Undiscounted lease payments	Unearned finance income	Discounted lease payments (1)	Unguaranteed residual values (1)

	(In millions)
Not later than one year	¥45,950	¥10,003	¥35,947	¥5,283
Later than one year and not later than two years	33,889	9,418	24,471	12,113
Later than two years and not later than three years	39,618	8,507	31,111	3,156
Later than three years and not later than four years	42,137	7,197	34,940	10,755
Later than four years and not later than five years	45,051	6,444	38,607	5,297
Later than five years	186,650	69,054	117,596	12,390

Total	¥393,295	¥110,623	¥282,672	¥48,994

(1)	Discounted lease payments and unguaranteed residual values are included in “Loans and advances” in the consolidated statements of financial position.

Total Amounts of Future Minimum Lease Payments Under Non-cancellable Operating Leases
The total amounts of the future minimum lease payments receivable under non-cancellable
operating leases at March 31, 2022 and 2021 were as follows:

	At March 31, 2022	At March 31, 2021

	(In millions)
Not later than one year	¥27,907	¥26,602
Later than one year and not later than two years	19,710	20,210
Later than two years and not later than three years	14,215	13,248
Later than three years and not later than four years	9,363	9,123
Later than four years and not later than five years	5,910	5,763
Later than five years	11,049	10,416

Total	¥88,154	¥85,362